GOODWILL AND INTANGIBLE ASSETS, NET, Estimated Future Amortization Expense of Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Estimated Future Amortization Expense of Other Intangible Assets [Abstract]
2022	$ 63,492
2023	63,462
2024	60,072
2025	50,968
2026	12,929
Net book value	$ 250,923	$ 3,905